Software Developed for Internal Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Capitalized software and accumulated amortization
Internally developed software	$ 20,937		$ 19,863	$ 15,189
Accumulated amortization	(15,363)		(14,770)	(12,575)
Capitalized software, net	5,574		5,093	2,614
Impairments to software developed for internal use			0
Amortization of capitalized internal-use software costs	$ 593	$ 605	$ 2,195	$ 3,067	$ 2,727